Long Term Incentive Programmes - Schedule of Outstanding Instruments - Options (Details)	12 Months Ended
	Dec. 31, 2025 Options	Dec. 31, 2025 € / shares	Dec. 31, 2024 shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 shares € / shares
Executive management
Number of outstanding instruments - Options
Outstanding at 1 January (in options)	1,353,052		967,029		344,589
Granted during the year (in options)	912,490		386,023		622,440
Outstanding at 31 December (in options)	2,265,542		1,353,052		967,029
WAEP of outstanding instruments - Options
Outstanding at the beginning (in EUR per share)		€ 4.39		€ 3.47	€ 3.16
Granted during the year (in EUR per share)		5.09		6.24	3.64
Exercised during the year (in EUR per share)				3.03
Outstanding at the end (in EUR per share)		4.69		4.39	€ 3.47
Other employees
Number of outstanding instruments - Options
Outstanding at 1 January (in options)	1,487,689		894,123		330,963
Granted during the year (in options)	491,341		631,674		563,160
Forfeited during the year (in options) | Options	(62,908)
Exercised during the year (in options) | shares			(38,108)
Outstanding at 31 December (in options)	1,916,122		1,487,689		894,123
WAEP of outstanding instruments - Options
Outstanding at the beginning (in EUR per share)		4.76		3.46	€ 3.15
Granted during the year (in EUR per share)		5.09		6.24	3.64
Forfeited during the year (in EUR per share)		3.80
Outstanding at the end (in EUR per share)		€ 4.90		€ 4.76	€ 3.46